Loss Per Share	12 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
LOSS PER SHARE
26.	LOSS PER SHARE

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Loss used in the calculation of basic and dilutive loss per share	(228,243,769)	(51,871,823)	(139,446,204)

	2026 $ per share	2025 $ per share	2024 $ per share
Loss per share:
Basic loss per share	(1.87)	(0.56)	(5.27)
Diluted loss per share	(1.87)	(0.56)	(5.27)

	2026 Number	2025 Number	2024 Number
Weighted average number of shares	122,305,632	92,906,029	26,481,860

Given the Company has made a loss, there is no dilution of earnings hence the diluted loss per share is the same as for basic loss per share.